Summarization of Bases Used to Measure Fair Value of Financial Instruments (Detail) - Approximate fair values - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	$ 43	$ 31
Total assets	43	31
Current maturities of long-term debt and lease obligations	3	3
Long-term debt and lease obligations	3,595	2,756
Total liabilities	3,598	2,759
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current maturities of long-term debt and lease obligations	3	3
Long-term debt and lease obligations	3,595	2,756
Total liabilities	3,598	2,759
Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	43	31
Total assets	$ 43	$ 31